Loss Before Income Tax (Tables)	3 Months Ended
Sep. 30, 2022
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax
		Three Months Ended September 30,
(in U.S. dollars, in thousands)	Note	2022	2021
Revenue
Commercialization revenue		1,443	2,422
Milestone revenue		—	1,172
Interest revenue		60	—
Total Revenue		1,503	3,594

Clinical trial and research & development		(658)	(2,583)
Manufacturing production & development		(5,376)	(7,918)

Employee benefits
Salaries and employee benefits		(4,704)	(5,452)
Defined contribution superannuation expenses		(84)	(96)
Equity settled share-based payment transactions(1)		(350)	(1,076)
Total Employee benefits		(5,138)	(6,624)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(296)	(290)
Right of use asset depreciation		(432)	(410)
Intellectual property amortization		(377)	(393)
Total Depreciation and amortization of non-current assets		(1,105)	(1,093)

Other Management & administration expenses
Overheads & administration		(2,537)	(2,098)
Consultancy		(1,329)	(773)
Legal, patent and other professional fees		(802)	(1,033)
Intellectual property expenses (excluding the amount amortized above)		(563)	(621)
Total Other Management & administration expenses		(5,231)	(4,525)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	4,468	280
Total Fair value remeasurement of contingent consideration		4,468	280

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(e)(vi)	(401)	—
Total Fair value remeasurement of warrant liability		(401)	—

Other operating income and expenses
Foreign exchange (losses)		(504)	(119)
Foreign withholding tax paid		—	(59)
Total Other operating income and expenses		(504)	(178)

Finance (costs)/gains
Remeasurement of borrowing arrangements		54	480
Interest expense		(4,551)	(4,140)
Total Finance costs		(4,497)	(3,660)

Total loss before income tax		(16,939)	(22,707)

(1)	Share-based payment transactions

For the three months ended September 30, 2022 and 2021, share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended September 30,
(in U.S. dollars)	2022	2021
Research and development	37,905	899,841
Manufacturing and commercialization	(252,293)	123,149
Management and administration	564,047	52,722
Equity settled share-based payment transactions	349,659	1,075,712